Financial assets and liabilities - Summary of Fair Value of Warrants (Parenthetical) (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) Year $ / shares shares	Jun. 30, 2023 USD ($) Year $ / shares shares
Disclosure Of Financial Instruments [Line Items]
Issuance warrants exercised period	7 years
Warrants
Disclosure Of Financial Instruments [Line Items]
Number of warrants granted to purchase american depositary shares (in shares) | shares	2,224,669	2,224,669
Fair value | $	$ 992,233	$ 5,426,212
Warrants | Maximum
Disclosure Of Financial Instruments [Line Items]
Exercise price (in australian dollars per share) | $ / shares	$ 7.26	$ 7.26
Expected Term | Year	7	7
Warrants | Minimum
Disclosure Of Financial Instruments [Line Items]
Exercise price (in australian dollars per share) | $ / shares	$ 3.70
Expected Term | Year	5	6